Subsequent events - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 03, 2022	Dec. 31, 2020	Jun. 30, 2017
Subsequent Event [Line Items]
Proceeds from Revolving Facility		$ 50,000
June 2017 First Lien Loan
Subsequent Event [Line Items]
Repayments of debt	$ 190,700
Long-term Line of Credit	275,000		$ 575,000
Loan maturity Date			Jun. 30, 2024
Subsequent Event
Subsequent Event [Line Items]
Long-term Line of Credit	$ 275,000
Loan maturity Date	Feb. 03, 2027
Proceeds from Revolving Facility	$ 100,000
Subsequent Event | June 2017 First Lien Loan
Subsequent Event [Line Items]
Repayments of debt	$ 190,700